Note 6 - Assets Held for Sale (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2013 M/T UACC Sila [Member]	Dec. 31, 2012 M/T UACC Sila [Member]
Note 6 - Assets Held for Sale (Details) [Line Items]
Asset Impairment Charges				$ 16,978
Proceeds from Sale of Productive Assets	$ 25,214	$ 118,220	$ 26,000